INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	3	6	3
State income taxes, net of federal income tax benefit	2	―	3
Tax credits	(1)	(3)	(1)
Allowance for equity funds used during construction	(2)	(3)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(8)	(12)	(5)
Adjustments to prior years’ tax issues	―	(3)	(2)
Utility repair allowance	(1)	(2)	(1)
Self-developed software expenditures	(3)	(5)	(3)
Mexican foreign exchange and inflation effects	(1)	2	1
Variable interest entities	―	1	(1)
Noncontrolling interests	―	―	1
Impact of change in income tax law	―	2	―
Impact of impairment of an equity method investment	―	(2)	―
Other, net	(1)	1	―
Effective income tax rate	23%	17%	29%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	4	5	4
State income taxes, net of federal income tax benefit	5	4	4
Allowance for equity funds used during construction	(4)	(3)	(2)
Adjustments to prior years’ tax issues	―	(3)	(1)
Utility repair allowance	(1)	(2)	(1)
Self-developed software expenditures	(3)	(2)	(2)
Variable interest entity	(1)	1	(2)
Impact of change in income tax law	―	1	―
Other, net	(1)	(3)	(3)
Effective income tax rate	34%	33%	32%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	6	5	6
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(7)	(6)	(6)
Allowance for equity funds used during construction	(2)	(1)	(1)
Impact of change in income tax law	―	3	―
Other, net	(3)	(2)	(4)
Effective income tax rate	33%	38%	34%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2011	2010	2009
U.S.	$1,011	$448	$1,007
Non-U.S.	712	339	469
Total	$1,723	$787	$1,476

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
Current:
U.S. Federal	$76	$69	$39
U.S. State	(3)	(3)	40
Non-U.S.	149	30	48
Total	222	96	127
Deferred:
U.S. Federal	176	(18)	216
U.S. State	43	32	24
Non-U.S.	(45)	27	58
Total	174	41	298
Deferred investment tax credits	(2)	(4)	(3)
Total income tax expense	$394	$133	$422
SDG&E
Current:
U.S. Federal	$(59)	$69	$70
U.S. State	6	52	34
Total	(53)	121	104
Deferred:
U.S. Federal	253	75	75
U.S. State	36	(21)	(2)
Total	289	54	73
Deferred investment tax credits	1	(2)	―
Total income tax expense	$237	$173	$177
SoCalGas
Current:
U.S. Federal	$(6)	$43	$52
U.S. State	19	26	22
Total	13	69	74
Deferred:
U.S. Federal	128	108	67
U.S. State	5	2	6
Total	133	110	73
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$143	$176	$144

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2011	2010
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$2,360	$1,949
Regulatory balancing accounts	456	535
Unrealized revenue	13	23
Loss on reacquired debt	12	15
Property taxes	43	38
Difference in financial and tax bases of partnership interests	152	―
Other deferred income tax liabilities	30	72
Total deferred income tax liabilities	3,066	2,632
Deferred income tax assets:
Investment tax credits	22	34
Equity losses	16	3
Net operating losses	811	40
Compensation-related items	140	158
Postretirement benefits	361	467
Difference in financial and tax bases of partnership interests	―	83
Other deferred income tax assets	34	52
State income taxes	58	73
Bad debt allowance	8	10
Litigation and other accruals not yet deductible	5	304
Deferred income tax assets before valuation allowances	1,455	1,224
Less: valuation allowances	82	62
Total deferred income tax assets	1,373	1,162
Net deferred income tax liability	$1,693	$1,470
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information on VIEs.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2011	2010	2011	2010
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$1,152	$982	$632	$483
Regulatory balancing accounts	230	230	236	316
Loss on reacquired debt	5	7	8	10
Property taxes	30	25	14	14
Other	19	17	1	(1)
Total deferred income tax liabilities	1,436	1,261	891	822
Deferred income tax assets:
Postretirement benefits	115	126	161	272
Investment tax credits	17	17	16	17
Compensation-related items	15	14	39	41
State income taxes	24	33	18	18
Litigation and other accruals not yet deductible	33	192	22	20
Hedging transaction	―	―	7	9
Other	3	7	8	10
Total deferred income tax assets	207	389	271	387
Net deferred income tax liability	$1,229	$872	$620	$435
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information on VIEs.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Current (asset) liability	$173	$(75)	$62	$(129)	$44	$17
Noncurrent liability	1,520	1,545	1,167	1,001	576	418
Total	$1,693	$1,470	$1,229	$872	$620	$435

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			SoCalGas
	2011	2010	2009	2011	2010	2009	2011		2010	2009
Total	$72	$97	$94	$7	$5	$14	$	―	$8	$11
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(72)	$(76)	$(76)	$(7)	$(5)	$(13)	$	―	$(1)	$(1)
increase the effective tax rate	7	5	13	7	5	13		―	―	―

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2011		2010	2009
Sempra Energy Consolidated:
Balance as of January 1		$97	$94	$104
Increase in prior period tax positions		7	29	44
Decrease in prior period tax positions		(26)	(4)	(3)
Increase in current period tax positions		3	5	15
Settlements with taxing authorities		(9)	(9)	(54)
Expirations of statutes of limitations		―	(18)	(12)
Balance as of December 31		$72	$97	$94
SDG&E:
Balance as of January 1		$5	$14	$18
Increase in prior period tax positions		―	―	1
Decrease in prior period tax positions		―	(3)	―
Increase in current period tax positions		2	3	3
Settlements with taxing authorities		―	(9)	(8)
Balance as of December 31		$7	$5	$14
SoCalGas:
Balance as of January 1		$8	$11	$19
Increase in prior period tax positions		2	5	1
Settlements with taxing authorities		(10)	―	(1)
Expirations of statutes of limitations		―	(8)	(8)
Balance as of December 31	$	―	$8	$11

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E				SoCalGas
	2011	2010	2009	2011		2010	2009	2011	2010	2009
Interest expense (benefit)	$(3)	$4	$(16)	$	―	$3	$(4)	$(1)	$1	$(3)
Penalties	(1)	―	3		―	―	―	―	―	1

ACCRUED INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Interest expense (benefit)	$3	$6	$1	$1	$1	$2
Penalties	3	4	―	―	―	―

Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2011		2010		2009
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(7)		$(6)		$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		―		(35)		(24)
		$(7)		$(41)		$(31)
SDG&E	$	―	$	―	$	―
SoCalGas:
Expiration of statutes of limitations on tax assessments	$	―		$(5)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		―		―		(1)
	$	―		$(5)		$(7)